FAIR VALUE MEASUREMENTS AND DISCLOSURES Reconciliation of Level 3 Fair Value Measurements (Details) (Derivative Financial Instrument Net Assets [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measured With Unobservable Input Reconcilition, Recurring Basis, Net Asset Value	$ 13,669		$ 22,107		$ 10,762		$ 15,048
Changes in unrealized gains (losses) relating to assets (liabilities) still held as of period end, included in statement of operations line item;	3,666		11,666		9,648
Commodity Price Risk Management, net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Net Assets, Gain (Loss) Included in Earnings	7,576		13,487		11,591
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Net Asset, Purchases, Sales, Issues, Settlements	(15,644)		(1,712)		(14,467)
Changes in unrealized gains (losses) relating to assets (liabilities) still held as of period end, included in statement of operations line item;	3,665		11,669		9,594
Sales From Natural Gas Marketing [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Net Assets, Gain (Loss) Included in Earnings	63		114		580
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Net Asset, Purchases, Sales, Issues, Settlements	(114)		(139)		(484)
Changes in unrealized gains (losses) relating to assets (liabilities) still held as of period end, included in statement of operations line item;	1		(3)		54
Cost of Natural Gas Marketing [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Net Assets, Gain (Loss) Included in Earnings	0		0		23
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Net Asset, Purchases, Sales, Issues, Settlements	0		0		(23)
Accounts Receivable Affiliates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in Fair Value Included in Balance Sheet Line Item	0	[1]	49	[1]	231	[1]
Accounts Payable Affiliates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in Fair Value Included in Balance Sheet Line Item	$ (319)	[1]	$ (454)	[1]	$ (1,737)	[1]

[1]	Represents the change in fair value related to derivative instruments entered into by us and designated to our affiliated partnerships.